UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

The Schedules of Investments are attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

August 31, 2010 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 61.3%

	AEROSPACE & DEFENSE — 2.5%
19,500,800	Spirit Aerosystems Holdings, Inc., Class A (a)	$377,145,472

	CAPITAL MARKETS — 10.2%
5,578,900	The Goldman Sachs Group, Inc.	763,974,566
30,134,800	Morgan Stanley	744,028,212

		1,508,002,778

	COMMERCIAL FINANCE — 2.5%
10,000,829	CIT Group, Inc. (a)	366,830,408

	COMMERCIAL SERVICES & SUPPLIES — 1.0%
10,780,300	Hertz Global Holdings, Inc. (a)	91,740,353
10,223,900	RSC Holdings, Inc. (a)(b)	61,138,922

		152,879,275

	CONSUMER FINANCE — 3.7%
23,499,545	AmeriCredit Corp. (a)(b)(c)	554,471,764

	DIVERSIFIED BANKS — 10.2%
60,567,115	Bank of America Corp.	754,060,582
202,896,100	Citigroup, Inc. (a)	754,773,492

		1,508,834,074

	DIVERSIFIED HOLDING COMPANIES — 8.3%
4,059	Berkshire Hathaway, Inc., Class A (a)	481,701,825
3,826,350	Berkshire Hathaway, Inc., Class B (a)	301,439,853
12,807,900	General Electric Co.	185,458,392
12,123,274	Leucadia National Corp. (a)	258,831,900

		1,227,431,970

	MANAGED HEALTH CARE — 2.7%
6,194,700	Humana, Inc. (a)	296,044,713
4,228,200	WellCare Health Plans, Inc. (a)(b)	104,901,642

		400,946,355

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Shares		Value

	MULTI-LINE INSURANCE — 6.7%
29,382,400	American International Group, Inc. (a)	$996,944,832

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
2,646,548	Winthrop Realty Trust (b)	36,257,708

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.7%
23,036,502	The St. Joe Co. (a)(b)	554,718,968

	REGIONAL BANKS — 2.8%
63,797,404	Regions Financial Corp. (b)	410,217,308

	RETAIL DEPARTMENT STORES — 5.4%
12,860,071	Sears Holdings Corp. (a)(b)	796,038,395

	SURETY INSURANCE — 1.3%
20,501,100	MBIA, Inc. (a)(b)	191,890,296

	TRANSPORTATION EQUIPMENT & LEASING — 0.0%
194,949	TAL International Group, Inc.	4,156,313

TOTAL DOMESTIC EQUITY SECURITIES (COST $8,903,201,517)		9,086,765,916

	FOREIGN EQUITY SECURITIES — 0.3%

	UNITED KINGDOM — 0.3%

	INVESTMENT COMPANIES — 0.3%
748,168	JZ Capital Partners Ltd.	3,370,565
417,917	JZ Capital Partners Ltd. (d)(e)	1,882,754
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares (d)(e)	43,652,350

TOTAL FOREIGN EQUITY SECURITIES (COST $43,148,675)		48,905,669

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Shares		Value

	DOMESTIC PREFERRED STOCKS — 1.3%

	MULTI-LINE INSURANCE — 1.3%
	American International Group, Inc.,
26,703,326	Convertible Preferred, 8.500%	$197,070,546

TOTAL DOMESTIC PREFERRED STOCKS (COST $271,131,577)		197,070,546

	WARRANTS — 0.8%
	REAL ESTATE INVESTMENT TRUSTS — 0.8%
	General Growth Properties, Inc., Warrants
30,031,772	Vested, $15, Expire 05/10/2017 (c)(d)	122,574,677
10,602,585	Nonvested, $15, Expire 05/10/2017 (c)(d)	0

TOTAL WARRANTS (COST $0)		122,574,677

Principal

	ASSET BACKED SECURITIES — 0.6%

	CONSUMER FINANCE — 0.6%
	AmeriCredit Automobile Receivables Trust
$ 50,645,000	10.750%, 04/06/2015, Class B (c)(d)(e)	53,430,475
28,205,944	13.150%, 04/06/2015, Class C (c)(d)(e)	28,665,701

TOTAL ASSET BACKED SECURITIES (COST $74,319,727)		82,096,176

	DOMESTIC CORPORATE BONDS — 3.2%

	COMMERCIAL FINANCE — 0.4%
	CIT Group, Inc.
27,499,991	7.000%, 05/01/2016 (c)	26,262,491
35,830,844	7.000%, 05/01/2017 (c)	33,792,069

		60,054,560

	MULTI-LINE INSURANCE — 2.0%
	American General Finance Corp. (f)
1,745,000	4.625%, 09/01/2010, MTN, Series H	1,745,000
101,060,000	4.000%, 03/15/2011, MTN, Series H (c)	98,634,560
10,700,000	5.625%, 08/17/2011, MTN (c)	10,512,750

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Principal		Value

	MULTI-LINE INSURANCE (Continued)
	American General Finance Corp. (f) (Continued)
$ 39,000,000	4.875%, 07/15/2012, MTN, Series I (c)	$35,685,000
56,020,000	5.900%, 09/15/2012, MTN	51,538,400
91,700,000	5.375%, 10/01/2012, MTN, Series H	83,447,000
25,500,000	5.850%, 06/01/2013, MTN (c)	22,440,000

		304,002,710

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
	The Rouse Co. LP Trust Co.,
28,100,000	0.000%, 05/01/2013 (e)(g)(h)	33,017,500
	The Rouse Co. LP,
65,946,000	0.000%, 09/15/2012 (c)(g)(h)	78,363,632

		111,381,132

TOTAL DOMESTIC CORPORATE BONDS (COST $417,894,334)		475,438,402

	FOREIGN CORPORATE BONDS — 0.6%

	UNITED KINGDOM — 0.6%

	ENERGY - OIL, GAS & FUELS — 0.6%
	BP Capital Markets plc
9,417,000	1.539%, 03/17/2011 (c)(i)	9,425,475
71,100,000	1.550%, 08/11/2011 (c)	70,744,500
2,650,000	2.375%, 12/14/2011, EMTN	2,625,620

TOTAL FOREIGN CORPORATE BONDS (COST $82,056,140)		82,795,595

	DOMESTIC CONVERTIBLE BONDS — 6.1%

	REAL ESTATE INVESTMENT TRUSTS — 6.1%
	General Growth Properties LP, Convertible,
857,064,000	3.980%, 04/15/2027 (c)(e)(h)(i)	910,630,500

TOTAL DOMESTIC CONVERTIBLE BONDS (COST $748,740,947)		910,630,500

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Principal		Value

	FLOATING RATE LOAN INTERESTS — 6.3%

	COMMERCIAL FINANCE — 0.3%
	CIT Group, Inc. Tranche Loan
$36,699,913	6.250%, 07/27/2015 (c)(i)	$36,622,843

	REAL ESTATE INVESTMENT TRUSTS — 6.0%
	General Growth Properties Tranche Loan,
858,463,346	0.000%, 02/24/2010 (h)	892,458,494

TOTAL FLOATING RATE LOAN INTERESTS (COST $859,404,467)		929,081,337

	COMMERCIAL PAPER — 10.2%

	CHEMICALS & ALLIED PRODUCTS — 0.2%
	Dow Chemical Co. (j)
15,000,000	1.001%, 09/01/2010	15,000,000
20,000,000	1.002%, 09/20/2010	19,989,444

		34,989,444

	CONSUMER FINANCE — 2.3%
	American Express Co. (j)
138,000,000	0.451%, 09/16/2010	137,974,125
100,000,000	0.451%, 09/23/2010	99,972,500
99,000,000	0.461%, 10/21/2010	98,936,750

		336,883,375

	DIVERSIFIED HOLDING COMPANIES — 2.0%
	General Electric Capital Corp.
150,000,000	0.240%, 11/02/2010 (j)	149,942,250
	General Electric Capital Services, Inc.
150,000,000	0.250%, 11/02/2010 (j)	149,942,250

		299,884,500

	ENERGY - OIL, GAS & FUELS — 1.0%
	BP Capital Markets plc
150,000,000	0.500%, 09/01/2010 (j)	150,000,000

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Principal		Value

	HOUSEHOLD DURABLES — 0.6%
	Newell Rubbermaid, Inc. (j)
$48,000,000	0.851%, 09/07/2010	$47,993,200
45,000,000	0.851%, 09/14/2010	44,986,187

		92,979,387

	REGIONAL BANKS — 4.1%
	Santander Holdings USA, Inc. (j)
75,000,000	0.751%, 09/20/2010	74,970,313
50,000,000	0.801%, 09/21/2010	49,977,778
42,000,000	0.801%, 09/22/2010	41,980,400
30,000,000	0.934%, 01/11/2011	29,955,777
40,000,000	0.934%, 01/18/2011	39,937,312
30,000,000	1.004%, 01/28/2011	29,948,751
40,000,000	1.005%, 01/28/2011	39,931,668
198,000,000	0.955%, 02/07/2011	197,621,602
55,000,000	1.005%, 02/14/2011	54,886,717
40,000,000	1.005%, 02/17/2011	39,915,000

		599,125,318

TOTAL COMMERCIAL PAPER (COST $1,512,846,294)		1,513,862,024

	U.S. GOVERNMENT OBLIGATIONS — 5.4%
400,000,000	T-Bill 0.151%, 09/02/2010 (j)	399,998,322
100,000,000	T-Bill 0.156%, 09/09/2010 (j)	99,996,533
200,000,000	T-Bill 0.251%, 10/07/2010 (j)	199,949,800
100,000,000	T-Bill 0.135%, 11/04/2010 (j)	99,977,800

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $799,920,655)		799,922,455

Shares

	MONEY MARKET FUNDS — 0.2%
35,176,212	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.270% (k)	35,176,212

TOTAL MONEY MARKET FUNDS (COST $35,176,212)		35,176,212

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Value

TOTAL INVESTMENTS — 96.3% (COST $13,747,840,545)	$14,284,319,509

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.7%	549,379,737

NET ASSETS — 100.0%	$14,833,699,246

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 3.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The value of these securities totals $2,092,256,437, which represents 14.10% of the Fund’s net assets. Such securities may be classified as Level 2 measurements if observable inputs used in the determination of fair value are available.

(d)

Restricted and illiquid security under procedures approved by the Board of Directors and according to the Fund’s liquidity guidelines. The value of these securities totals $250,205,957, which represents 1.69% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date (s)	Acquisition Cost	08/31/2010 Carrying Value Per Unit
417,917	JZ Capital Partners Ltd.	02/05/2002-11/30/2004	$5,296,005	$4.5051
9,689,560	JZ Capital Partners Ltd.,
	Limited Voting Shares	06/16/2009	32,945,540	4.5051
	General Growth
	Properties, Inc., Warrants,
30,031,772	Vested, $15, Expire
	05/10/2017	05/10/2010	-	4.0815
10,602,585	Nonvested, $15, Expire
	05/10/2017	05/10/2010	-	-
	AmeriCredit Automobile
	Receivables Trust
$50,645,000	10.750%, 04/05/2015,
	Class B	11/25/2008	44,166,846	105.5000
$28,205,944	13.150%, 04/05/2015,
	Class C	11/25/2008	26,824,688	101.6300
(e)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $1,071,279,280, which represents 7.22% of the Fund’s net assets.

(f)	A wholly owned subsidiary of American International Group, Inc.
(g)	A wholly owned subsidiary of General Growth Properties, Inc.
(h)	Security in default.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

(i)	Variable rate security. The rate shown is as of August 31, 2010.
(j)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(k)	Annualized based on the 1-day yield as of August 31, 2010.

EMTN	Euro Medium Term Note.
MTN	Medium Term Note.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2010 (unaudited)

Shares		Value

	DOMESTIC PREFERRED STOCKS — 2.0%

	DIVERSIFIED BANKS — 0.5%
	Wells Fargo & Co., Preferred,
57,200	8.000%, Series J	$1,589,588

	MULTI-LINE INSURANCE — 1.5%
	American International Group, Inc.
23,500	Preferred, 6.450%, Series A-4 (a)	472,820
21,800	Preferred, 7.700% (a)	493,770
440,600	Convertible Preferred, 8.500%	3,251,628

		4,218,218

TOTAL DOMESTIC PREFERRED STOCKS (COST $6,979,065)		5,807,806

	WARRANTS — 0.5%

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
	General Growth Properties, Inc., Warrants
323,043	Vested, $15, Expire 05/10/2017 (b)(c)	1,318,500
114,029	Nonvested, $15, Expire 05/10/2017 (b)(c)	0

TOTAL WARRANTS (COST $0)		1,318,500

Principal

	DOMESTIC CORPORATE BONDS — 42.6%

	COMMERCIAL FINANCE — 4.8%
	CIT Group, Inc.
$ 2,000,000	7.000%, 05/01/2013 (b)	1,987,600
12,500,000	7.000%, 05/01/2016 (b)	11,937,500

		13,925,100

	MULTI-LINE INSURANCE — 19.3%
	American General Finance Corp. (d)
1,000,000	4.625%, 09/01/2010, MTN, Series H	1,000,000
8,000,000	4.000%, 03/15/2011, MTN, Series H (b)	7,808,000
800,000	5.625%, 08/17/2011, MTN (b)	786,000

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Principal		Value

	MULTI-LINE INSURANCE (Continued)
	American General Finance Corp. (d) (Continued)
$14,000,000	4.875%, 07/15/2012, MTN, Series I (b)	$12,810,000
800,000	5.900%, 09/15/2012, MTN	736,000
12,841,000	5.375%, 10/01/2012, MTN, Series H	11,685,310
24,500,000	5.850%, 06/01/2013, MTN (b)	21,560,000

		56,385,310

	REGIONAL BANKS — 3.8%
	M&I Marshall & Ilsley Bank, Subordinate
	Debenture,
1,000,000	5.250%, 09/04/2012 (b)	1,014,300
	Regions Financial Corp., Subordinate Debenture,
10,000,000	6.375%, 05/15/2012 (b)	10,155,000

		11,169,300

	SURETY INSURANCE — 14.7%
	MBIA, Inc.
2,000,000	6.400%, 08/15/2022 (b)	1,456,800
17,000,000	7.150%, 07/15/2027 (b)	12,920,000
40,000,000	6.625%, 10/01/2028 (b)	28,600,000

		42,976,800

TOTAL DOMESTIC CORPORATE BONDS (COST $123,913,269)		124,456,510

	FOREIGN CORPORATE BONDS — 4.3%

	UNITED KINGDOM — 4.3%

	ENERGY - OIL, GAS & FUELS — 4.3%
	BP Capital Markets plc
6,000,000	1.539%, 03/17/2011, (a)(b)	6,005,400
6,500,000	3.625%, 05/27/2011, EMTN (b)	6,567,600

TOTAL FOREIGN CORPORATE BONDS (COST $12,057,415)		12,573,000

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Principal		Value

	DOMESTIC CONVERTIBLE BONDS — 0.5%
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
	General Growth Properties LP, Convertible,
$ 1,300,000	3.980%, 04/15/2027 (a)(b)(e)(f)	$1,381,250

TOTAL DOMESTIC CONVERTIBLE BONDS (COST $1,236,625)		1,381,250

	FOREIGN CONVERTIBLE BONDS — 0.6%

	CANADA — 0.6%

	FREIGHT TRANSPORTATION — 0.6%
	Clarke, Inc., Convertible Subordinate Debenture,
2,039,000	6.000%, 12/31/2013	1,892,818

TOTAL FOREIGN CONVERTIBLE BONDS (COST $1,811,267)		1,892,818

	FLOATING RATE LOAN INTERESTS — 6.5%

	REAL ESTATE INVESTMENT TRUSTS — 6.5%
	General Growth Properties Tranche Loan,
18,300,000	0.000%, 02/24/2010 (f)	19,024,680

TOTAL FLOATING RATE LOAN INTERESTS (COST $18,013,653)		19,024,680

	COMMERCIAL PAPER — 13.0%

	CONSUMER FINANCE — 4.5%
	American Express Co. (g)
12,000,000	0.451%, 09/16/2010	11,997,750
1,000,000	0.461%, 10/21/2010	999,361

		12,997,111

	HOUSEHOLD DURABLES — 0.7%
	Newell Rubbermaid, Inc.
2,000,000	0.851%, 09/07/2010 (g)	1,999,717

	REGIONAL BANKS — 3.4%
	Santander Holdings USA, Inc. (g)
8,000,000	0.801%, 09/22/2010	7,996,267

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Principal		Value

	REGIONAL BANKS (Continued)
	Santander Holdings USA, Inc. (g) (Continued)
$ 2,000,000	0.955%, 02/07/2011	$1,996,178

		9,992,445

	RETAIL DEPARTMENT STORES — 4.4%
	Sears Roebuck Acceptance Corp. (g)
6,000,000	1.903%, 09/01/2010	6,000,000
7,000,000	1.903%, 09/21/2010	6,992,611

		12,992,611

TOTAL COMMERCIAL PAPER (COST $37,977,314)		37,981,884

	U.S. GOVERNMENT OBLIGATIONS — 20.5%
10,000,000	T-Bill 0.151%, 09/02/2010 (g)	9,999,958
10,000,000	T-Bill 0.220%, 09/09/2010 (g)	9,999,511
10,000,000	T-Bill 0.220%, 09/16/2010 (g)	9,999,083
20,000,000	T-Bill 0.251%, 10/07/2010 (g)	19,994,980
10,000,000	T-Bill 0.230%, 10/14/2010 (g)	9,997,253

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $59,990,785)		59,990,785

Shares

	MONEY MARKET FUNDS — 2.3%
6,715,454	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.270% (h)	6,715,454

TOTAL MONEY MARKET FUNDS (COST $6,715,454)		6,715,454

TOTAL INVESTMENTS — 92.8% (COST $268,694,847)		271,142,687

	OTHER ASSETS IN EXCESS OF LIABILITIES — 7.2%	20,925,773

NET ASSETS — 100.0%		$292,068,460

(a)	Variable rate security. The rate shown is as of August 31, 2010.
(b)	Security fair valued under procedures approved by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

valuation of comparable securities and other factors on a regular basis. The value of these securities totals $126,307,950, which represents 43.25% of the Fund’s net assets. Such securities may be classified as Level 2 measurements if observable inputs used in the determination of fair value are available.

(c)

Restricted and illiquid security under procedures approved by the Board of Directors and according to the Fund’s liquidity guidelines. The value of these securities totals $1,318,500, which represents 0.45% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date (s)	Acquisition Cost	08/31/2010 Carrying Value Per Unit
	General Growth Properties, Inc., Warrants,
323,043	Vested, $15, Expire 05/10/2017	05/10/2010	$-	$4.0815
114,029	Nonvested, $15, Expire 05/10/2017	05/10/2010	-	-

(d)	A wholly owned subsidiary of American International Group, Inc.
(e)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $1,381,250, which represents 0.47% of the Fund’s net assets.

(f)	Security in default.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of August 31, 2010.

EMTN	Euro Medium Term Note.
MTN	Medium Term Note.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2010 (unaudited)

Note 1. Significant Accounting Policies

Security Valuation: Securities traded on any exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price or using such other valuation methods that Fairholme Capital Management, L.L.C (the “Manager”) believes would provide a more accurate indication of fair value. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.

Fixed-income securities generally are valued by using market quotations when readily available, but may be valued on the basis of prices furnished by independent pricing services when no such market quotations exist and when the Manager believes such prices accurately reflect the fair value of such securities. Pricing services generally use electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities in addition to sale or bid prices.

Short-term investments in fixed-income securities with maturities of less than sixty days when acquired, or long-term securities which are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available; when securities are determined to be illiquid or restricted; or when in the judgment of the Manager, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include, but are not limited to, the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading.

The inputs and valuation techniques used to measure fair value of Fairholme Funds, Inc. (the “Funds”) investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

•    Level 3 — significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of August 31, 2010 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 08/31/2010
FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Consumer Finance	$ -	$ -	$554,471,764	$ 554,471,764
Other Industries*	8,532,294,152	-	-	8,532,294,152
Foreign Equity Securities*	48,905,669	-	-	48,905,669
Domestic Preferred Stocks*	197,070,546	-	-	197,070,546
Warrants*	-	-	122,574,677	122,574,677
Asset Backed Securities	-	82,096,176	-	82,096,176
Domestic Corporate Bonds	-	475,438,402	-	475,438,402
Foreign Corporate Bonds	-	82,795,595	-	82,795,595
Domestic Convertible Bonds	-	910,630,500	-	910,630,500
Floating Rate Loan Interests	-	929,081,337	-	929,081,337
Commercial Paper	-	1,513,862,024	-	1,513,862,024
U.S. Government Obligations	-	799,922,455	-	799,922,455
Money Market Funds	35,176,212	-	-	35,176,212

TOTAL INVESTMENTS	$8,813,446,579	$4,793,826,489	$677,046,441	$14,284,319,509

INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Preferred Stocks*	$ 5,807,806	$ -	$ -	$ 5,807,806
Warrants*	-	-	1,318,500	1,318,500
Domestic Corporate Bonds	-	124,456,510	-	124,456,510
Foreign Corporate Bonds	-	12,573,000	-	12,573,000
Domestic Convertible Bonds	-	1,381,250	-	1,381,250
Foreign Convertible Bonds	-	1,892,818	-	1,892,818
Floating Rate Loan Interests	-	19,024,680	-	19,024,680
Commercial Paper	-	37,981,884	-	37,981,884
U.S. Government Obligations	-	59,990,785	-	59,990,785
Money Market Funds	6,715,454	-	-	6,715,454

TOTAL INVESTMENTS	$ 12,523,260	$ 257,300,927	$ 1,318,500	$ 271,142,687

*	Industry classifications for these categories are detailed in the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

The Funds did not have significant transfers between Level 1 and Level 2 during the period ended August 31, 2010.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	FAIRHOLME FUND			INCOME FUND
	Assets: Investments (Fair Value)			Assets: Investments (Fair Value)
	Domestic Equity Securities	Warrants	Total Investments	Warrants	Total Investments
	Consumer Finance	Real Estate Investment Trusts		Real Estate Investment Trusts
Balance as of 11/30/2009 (1)	$ —	$ —	$ —	$ —	$ —
Accrued discounts/(premiums)	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/depreciation	(32,508,898)	122,574,677	90,065,779	1,318,500	1,318,500
Net purchases/(sales)	—	0	0	0	0
Transfers into Level 3 (2)	586,980,662	—	586,980,662	—	—

Transfers out of Level 3 (2)	—	—	—	—	—

Balance as of 08/31/2010	$554,471,764	$122,574,677	$677,046,441	$1,318,500	$1,318,500

Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 08/31/2010	$(32,508,898)	$122,574,677	$90,065,779	$1,318,500	$1,318,500

(1) There were no Level 3 investments held at November 30, 2009 in the Fairholme Fund.

(2) The Funds’ policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Funds’ Manager is currently evaluating the impact this will have on the Funds’ financial statement disclosures.

Warrants: The Funds may invest in warrants which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

As of August 31, 2010, the value of warrants with equity risk exposure is $122,574,677 and $1,318,500 for The Fairholme Fund (“Fairholme Fund”) and the The Fairholme Focused Income Fund (“Income Fund”), respectively, and is presented within the Schedules of Investments. For the period ended August 31, 2010, the Net Unrealized Appreciation of warrants with equity risk exposure held is $122,574,677 and $1,318,500 for the Fairholme Fund and the Income Fund, respectively. The Funds’ open derivative warrant positions at August 31, 2010 are indicative of the volume of shares held during the period.

During the reporting period, each Fund entered into a definitive agreement to acquire new equity capital of the reorganized General Growth Properties, Inc. upon its emergence from bankruptcy. Each Fund’s commitments under the agreement are subject to certain cutbacks and conditions, including without limitation the solicitation and receipt of required creditor approvals and the approval of the acquisitions by the bankruptcy court. Given market conditions and the contractual protections and uncertainties associated with each Fund’s commitments under the agreement, as of August 31, 2010 the fair value of the commitments was not material.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at August 31, 2010 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Fairholme Fund	$13,755,756,309	$1,415,438,953	$(886,875,753)	$528,563,200
Income Fund	268,694,847	4,985,522	(2,537,682)	2,447,840

The difference between book basis and tax basis net unrealized appreciation in the Funds is attributable primarily to the tax deferral of losses on wash sales.

At November 30, 2009 the Fairholme Fund had a net capital loss carryforward for federal income tax purposes of $613,778,949 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Note 3. Transactions in Shares of Affiliates

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Fairholme Fund as of August 31, 2010 amounted to $2,709,635,003 representing 18.27% of net assets. There were no affiliated companies of the Income Fund as of August 31, 2010.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Transactions in the Fairholme Fund during the period ended August 31, 2010 in which the issuer was an “affiliated person” are as follows:

Fairholme Fund
	November 30, 2009		Gross Additions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost
AmeriCredit Corp.	31,814,670	$285,666,145	-	$-
Ensign Energy Services, Inc.(a)	12,104,100	206,614,920	-	-
Hertz Global Holdings, Inc.(b)	49,493,500	309,909,344	-	-
Humana, Inc.(b)	13,621,400	449,084,620	-	-

MBIA, Inc.(c)	-	-	20,501,100	186,282,116
Regions Financial Corp.(d)	28,560,804	154,850,425	39,075,200	234,039,012
RSC Holdings, Inc.	7,598,800	52,914,631	2,625,100	18,389,750
Sears Holdings Corp.	13,587,371	1,130,445,721	-	-

The St. Joe Co.	23,036,502	605,388,875	-	-
United Rentals, Inc.(a)	4,755,232	84,875,223	-	-
WellCare Health Plans, Inc.	4,218,200	147,506,555	10,000	277,125
Winthrop Realty Trust	2,988,648	27,048,650	-	-

AmeriCredit Corp. 8.500%,
07/01/2015(a)	$32,225,000	25,129,271	$-	-
Sears Roebuck Acceptance
Corp. 1.909%, 12/03/2009(a)	$30,000,000	29,996,833	$-	-
Sears Roebuck Acceptance
Corp. 1.909%, 12/14/2009(a)	$50,000,000	49,965,694	$-	-
Sears Roebuck Acceptance
Corp. 1.908%, 12/22/2009(a)	$20,000,000	19,977,833	$-	-
Sears Roebuck Acceptance
Corp. 1.910%, 12/23/2009(a)	$50,000,000	49,941,944	$-	-
United Rentals, Inc. 7.750%,
11/15/2013(a)	$128,451,000	100,885,686	$-	-

Total		$3,730,202,370		$438,988,003

(a)	Company is no longer held in the portfolio at August 31, 2010.
(b)	Company is no longer an “affiliated company” at August 31, 2010.
(c)	Company was not held in the portfolio at November 30, 2009.
(d)	Company was not an “affiliated company” at November 30, 2009.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

Gross Deductions		August 31, 2010
Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
8,315,125	$108,864,821	23,499,545	$ 176,801,324	$ 554,471,764	$ 82,988,737	$ -
12,104,100	206,614,920	-	-	-	(58,593,105)	2,281,292
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	20,501,100	186,282,116	191,890,296	-	-
3,838,600	24,530,478	63,797,404	364,358,959	410,217,308	2,128,569	1,638,328
-	-	10,223,900	71,304,381	61,138,922	-	-
727,300	94,800,305	12,860,071	1,035,645,416	796,038,395	(25,397,477)	-

-	-	23,036,502	605,388,875	554,718,968	-	-
4,755,232	84,875,223	-	-	-	(43,019,239)	-
-	-	4,228,200	147,783,680	104,901,642	-	-
342,100	3,154,371	2,646,548	23,894,279	36,257,708	1,319,255	1,384,625

$ 32,225,000	25,367,905	$ -	-	-	1,820,380	990,799

$ 30,000,000	30,000,000	$ -	-	-	-	3,167

$ 50,000,000	50,000,000	$ -	-	-	-	34,306

$ 20,000,000	20,000,000	$ -	-	-	-	22,167

$ 50,000,000	50,000,000	$ -	-	-	-	58,056

$128,451,000	101,149,198	$ -	-	-	18,240,470	704,240

	$799,357,221		$2,611,459,030	$2,709,635,003	$(20,512,410)	$7,116,980

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

August 31, 2010 (unaudited)

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/S/ BRUCE R. BERKOWITZ
Bruce R. Berkowitz, President
(principal executive officer)

Date 10/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ BRUCE R. BERKOWITZ
Bruce R. Berkowitz, President
(principal executive officer)

Date 10/25/10

By (Signature and Title)*	/S/ TIMOTHY K. BIEDRZYCKI
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date 10/25/10

*	Print the name and title of each signing officer under his or her signature.